Trade accounts receivable (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Trade accounts receivable [Abstract]
Trade accounts receivable-billed		R$ 797,878		R$ 695,346
Trade accounts receivable-unbilled		168,949		179,465
Trade accounts receivable, billed and unbilled		966,827		874,811
Carbon credits	[1]	2,998		3,023
Trade accounts receivable		969,825		877,834
Adjustment to present value	[2]	(34,472)		0
Allowance for doubtful accounts		(157,247)	[3]	(155,341)	[3]	R$ (168,210)	R$ (183,385)
Total		778,106		722,493
Current		669,237		716,791		512,722
Non-current		R$ 108,869		R$ 5,702		R$ 4,819
Discount rate		8.40%		8.40%

[1]	The Company entered into an agreement on June 17, 2015 with Nordic Environment Finance Corporation referring to the Clean Development Mechanism (MDL), whereby the biogas generated in a landfills burnt and transformed into carbon credits. The balances as of December 31, 2017 refers to credits generated in the current fiscal year and that the Company expects to realize in 2018.
[2]	The adjustment of long-term receivables to present value was calculated using a discount rate of 8.40% per year.
[3]	The allowance considers receivables past due for more than 360 days.